REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
FT Vest Rising Dividend Achievers Total Return
Fund
In planning and performing our audit of the
financial statements of FT Vest Rising Dividend
Achievers Total Return Fund (the "Fund") as of
December 31, 2024 and for the period from
November 22, 2024 (commencement of
operations) through December 31, 2024, in
accordance with the standards of the Public
Company Accounting Oversight Board (United
States), we considered the Fund's internal
control over financial reporting, including
controls over safeguarding securities, as a
basis for designing audit procedures for the
purpose of expressing an opinion on the
financial statements and to comply with the
requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the
effectiveness of the Fund's internal control over
financial reporting. Accordingly, we express no
such opinion.
Management of the Fund is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the
expected benefits and related costs of controls.
A fund's internal control over financial reporting
is a process designed to provide reasonable
assurance regarding the reliability of financial
reporting and the preparation of financial
statements for external purposes in accordance
with generally accepted accounting principles.
A fund's internal control over financial reporting
includes those policies and procedures that (1)
pertain to the maintenance of records that, in
reasonable detail, accurately and fairly reflect
the transactions and dispositions of the assets
of the fund; (2) provide reasonable assurance
that transactions are recorded as necessary to
permit preparation of financial statements in
accordance with generally accepted accounting
principles, and that receipts and expenditures
of the fund are being made only in accordance
with authorizations of management and
directors of the fund; and (3) provide
reasonable assurance regarding prevention or
timely detection of unauthorized acquisition,
use, or disposition of the fund's assets that
could have a material effect on the financial
statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent
or detect misstatements. Also, projections of
any evaluation of effectiveness to future periods
are subject to the risk that controls may
become inadequate because of changes in
conditions, or the degree of compliance with
policies and procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of
a control does not allow management or
employees, in the normal course of performing
their assigned functions, to prevent or detect
misstatements on a timely basis. A material
weakness is a deficiency, or a combination of
deficiencies, in internal control over financial
reporting, such that there is a reasonable
possibility that a material misstatement of the
Fund's annual or interim financial statements
will not be prevented or detected on a timely
basis.
Our consideration of the Fund's internal control
over financial reporting was for the limited
purpose described in the first paragraph and
would not necessarily disclose all deficiencies
in internal control over financial reporting that
might be material weaknesses under standards
established by the Public Company Accounting
Oversight Board (United States). However, we
noted no deficiencies in the Fund's internal
control over financial reporting and its
operation, including controls over safeguarding
securities, which we consider to be material
weaknesses as defined above as of December
31, 2024.
This report is intended solely for the information
and use of management and the Board of
Trustees of FT Vest Rising Dividend Achievers
Total Return Fund and the U.S. Securities and
Exchange Commission and is not intended to
be and should not be used by anyone other
than these specified parties.
/s/ Grant Thornton LLP
Newport Beach, California
February 28, 2025